Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.40%
Expected long-term rate of return on Plans' assets	0.00%	7.00%
Rate of compensation increase	3.50%	1.50%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%	5.50%
Health care cost trend rate assumed for next year	7.00%	6.50%
Ultimate health care cost trend rate	4.00%	4.00%